Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 204,098	$ 1,468,465	$ 3,122,134
Prepaid expenses	63,607	178,158	63,853
Other current assets	946	2,466	306
TOTAL CURRENT ASSETS	268,651	1,649,089	3,186,293
Property and equipment, net	241,468	298,958	301,308
Right of use asset, net	141,720	200,124	270,950
Security deposit	100,000	100,000	100,000
TOTAL NON-CURRENT ASSETS	483,188	599,082	672,258
TOTAL ASSETS	751,839	2,248,171	3,858,551
CURRENT LIABILITIES
Accounts payable	671,363	169,284	367,019
Accrued expenses	1,124,499	499,948	202,160
Short-term lease liability	139,817	125,500	92,214
PPP note payable		368,780
Promissory note payable	1,500,000
Convertible notes payable	5,485,583	2,133,453
TOTAL CURRENT LIABILITIES	8,921,262	3,296,965	661,393
LONG-TERM LIABILITIES
Long-term lease liability	77,212	184,355	178,736
Bonus payable		42,000	140,000
TOTAL LIABILITIES	8,998,474	3,523,320	980,129
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding
Common Stock, $0.001 par value, 50,000,000 shares authorized, 6,302,050 shares and 5,956,754 shares issued and outstanding as of March 31, 2021 and 2020, respectively	6,374	6,302	5,957
Additional paid-in capital	21,602,162	14,665,559	10,517,505
Common stock issuable	149,994		(923,994)
Accumulated deficit	(30,005,165)	(15,947,010)	(8,569,034)
TOTAL STOCKHOLDERS’ DEFICIT	(8,246,635)	(1,275,149)	2,878,422
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	751,839	2,248,171	3,858,551
Common stock issuable	(149,994)		923,994
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(8,246,635)	(1,275,149)	2,878,422
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 751,839	$ 2,248,171	$ 3,858,551